SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Basis of Measurement and Statement of Compliance	Basis of Measurement and Statement of ComplianceThe consolidated financial statements have been prepared on a historical cost basis with some exceptions, as detailed in the accounting policies set out below in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB"). Except for the changes described in Note 3, these accounting policies have been applied consistently for all periods presented in these consolidated financial statements.
Functional and Presentation Currency	Functional and Presentation CurrencyThe consolidated financial statements are presented in Canadian dollars. All financial information presented in Canadian dollars has been disclosed in millions, except where noted. The assets and liabilities of subsidiaries, and investments in equity accounted investees, whose functional currencies are other than Canadian dollars are translated into Canadian dollars at the foreign exchange rate at the balance sheet date, while revenues and expenses of such subsidiaries are translated using average monthly foreign exchange rates, which approximate the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation of subsidiaries and investments in equity accounted investees with a functional currency other than the Canadian dollar are included in other comprehensive income.
Use of Estimates and Judgments	Use of Estimates and Judgments
The preparation of the Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that are based on the facts and circumstances and estimates at the date of the Consolidated Financial Statements and affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Judgments, estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Ongoing Impact of the COVID-19 Pandemic
Following the World Health Organization declaring the COVID-19 outbreak to be a pandemic, many governments have imposed restrictions on individuals and businesses, resulting in a significant slowdown of the global economy. While these restrictions have been relaxed in certain jurisdictions, a resurgence of COVID-19 cases (including cases resulting from variants of the COVID-19 virus) in certain geographic areas and the risk that this could occur in other areas has caused governments in certain jurisdictions to sustain and, in some cases, re-impose restrictions. In addition, while vaccines are beginning to be distributed, there is ongoing uncertainty as to the timing, level of adoption, duration of efficacy and overall effectiveness of the vaccine, including against variants of the COVID-19 virus. As a result, there remains significant uncertainty as to the extent and duration of the global economic slowdown. This uncertainty has created volatility in asset and commodity prices, currency exchange rates and a marked decline in long-term interest rates. In addition, the resulting decrease in demand for crude oil has resulted in a decline in global crude oil prices. Management applied judgment and will continue to assess the situation in determining the impact of the significant uncertainties created by these events and conditions on the carrying amounts of assets and liabilities in the Consolidated Financial Statements.
The following judgment and estimation uncertainties are those management considers material to the Consolidated Financial Statements:
Judgments
(i) Business Combinations
Business combinations are accounted for using the acquisition method of accounting. The determination of fair value often requires management to make judgments about future possible events. The assumptions with respect to lease identification, classification and measurement, the fair value of property plant and equipment, intangible assets, decommissioning provisions and contract liabilities acquired, as well as the determination of deferred taxes, generally require the most judgment.
(ii) Depreciation and Amortization
Depreciation and amortization of property, plant and equipment and intangible assets are based on management's judgment of the most appropriate method to reflect the pattern of an asset's future economic benefit expected to be consumed by Pembina. Among other factors, these judgments are based on industry standards and historical experience.
(iii) Impairment
Assessment of impairment of non-financial assets is based on management's judgment of whether or not events or changes in circumstances indicate that the carrying value of an asset, investment, cash generating unit ("CGU") or group of CGUs exceeds its recoverable amount. The determination of a CGU is based on management's judgment and is an assessment of the smallest group of assets that generate cash inflows independently of other assets. In addition, management applies judgment to assign goodwill acquired as part of a business combination to the CGU or group of CGUs that is expected to benefit from the synergies of the business combination for purposes of impairment testing. When an impairment test is performed, the carrying value of a CGU or group of CGUs is compared to its recoverable amount, defined as the greater of fair value less costs of disposal and value in use. As such, the asset composition of a CGU or group of CGUs directly impacts both the carrying value and recoverability of the assets included therein.
(iv) Assessment of Joint Control Over Joint Arrangements
The determination of joint control requires judgment about the influence Pembina has over the financial and operating decisions of an arrangement and the extent of the benefits it obtains based on the facts and circumstances of the arrangement during the reporting period. Joint control exists when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Ownership percentage alone may not be a determinant of joint control.
(v) Pattern of Revenue Recognition
The pattern of revenue recognition is impacted by management's judgments as to the nature of Pembina's performance obligations, the amount of consideration allocated to performance obligations that are not sold on a stand-alone basis, the valuation of material rights and the timing of when those performance obligations have been satisfied.
(vi) Leases
Management applies judgment to determine whether a contract is, or contains, a lease from both a lessee and lessor perspective. This assessment is based on whether the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. Key judgments include whether a contract identifies an asset (or portion of an asset), whether the lessee obtains substantially all the economic benefits of the asset over the contract term and whether the lessee has the right to direct the asset's use. Judgment is also applied in determining the rate used to discount the lease payments.
Estimates
(i) Business Combinations
Estimates of future cash flows, forecast prices, interest rates, discount rates, cost, market values and useful lives are made in determining the fair value of assets acquired and liabilities assumed. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities, intangible assets, goodwill and deferred taxes in the purchase price equation. Future earnings can be affected as a result of changes in future depreciation and amortization, asset or goodwill impairment.
(ii) Provisions and Contingencies
Management uses judgment in determining the likelihood of realization of contingent assets and liabilities to determine the outcome of contingencies. Provisions recognized are based on management's best estimate of the timing, scope and amount of expected future cash outflows to settle the obligation.
Based on the long-term nature of the decommissioning provision, the most significant uncertainties in estimating the provision are the determination of whether a present obligation exists, the discount and inflation rates used, the costs that will be incurred and the timing of when these costs will occur.
(iii) Deferred Taxes
The calculation of the deferred tax asset or liability is based on assumptions about the timing of many taxable events and the enacted or substantively enacted rates anticipated to be applicable to income in the years in which temporary differences are expected to be realized or reversed. Deferred income tax assets are recognized to the extent that it is probable that the deductible temporary differences will be recoverable in future periods. The assessment of future recoverability involves significant estimates to be made by management.
(iv) Depreciation and Amortization
Estimated useful lives of property, plant and equipment and intangible assets are based on management's assumptions and estimates of the physical useful lives of the assets, the economic lives, which may be associated with the reserve lives and commodity type of the production area, in addition to the estimated residual value.
(v) Impairment of Non-Financial Assets
In determining the recoverable amount of a CGU, a group of CGUs or an individual asset, management uses its best estimates of future cash flows, and assesses discount rates to reflect management's best estimate of a rate that reflects a current market assessment of the time value of money and the specific risks associated with the underlying assets and cash flows.
(vi) Impairment of Financial Assets
The measurement of financial assets carried at amortized cost includes management's estimates regarding the expected credit losses that will be realized on these financial assets.
(vii) Revenue from Contracts with Customers
In estimating the contract value, management makes assessments as to whether variable consideration is constrained or not reasonably estimable, such that an amount or portion of an amount cannot be included in the estimate of the contract value. Management's estimates of the likelihood of a customer's ability to use outstanding make-up rights may impact the timing of revenue recognition. In addition, in determining the amount of consideration to be allocated to performance obligations that are not sold on a stand-alone basis, management estimates the stand-alone selling price of each performance obligation under the contract, taking into consideration the location and volume of goods or services being provided, the market environment, and customer specific considerations.
(viii) Fair Value of Financial Instruments
For Level 2 valued financial instruments, management makes assumptions and estimates value based on observable inputs such as quoted forward prices, time value and volatility factors. For Level 3 valued financial instruments, management uses estimates of financial forecasts, expected cash flows and risk adjusted discount rates to measure fair value.
(ix) Employee Benefit Obligations
An actuarial valuation is prepared to measure Pembina's net employee benefit obligations using management's best estimates with respect to longevity, discount and inflation rates, compensation increases, market returns on plan assets, retirement and termination rates.
(x) Leases
In measuring its lease liabilities, management makes assessments of the stand-alone selling prices of each lease and non-lease component for the purposes of allocating consideration to each component. Management applies its best estimate with respect to the likelihood of renewal, extension and termination option exercise in determining the lease term.
Basis of Consolidation	Basis of Consolidation
i) Business Combinations
Pembina measures goodwill as the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the fair value of the identifiable assets acquired and liabilities assumed, all measured as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in earnings.
Non-controlling interests represent existing outside owned equity interests in an acquired subsidiary. The non-controlling interests were recognized at fair value on the acquisition date and are presented as a separate component of equity. The equity interests bear conditional non-discretionary distributions and will continue to be held as a non-controlling interest in equity at their acquisition date fair value until derecognition, either when the conditions are met for reclassification from equity to financial liabilities, or when the equity interests are cancelled or on a loss of control of the relevant subsidiary.
Transaction costs, other than those associated with the issue of debt or equity securities, that Pembina incurs in connection with a business combination are expensed as incurred.
ii) Subsidiaries
Subsidiaries are entities, including unincorporated entities such as partnerships, controlled by Pembina. The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries are aligned with the policies adopted by Pembina.
Changes in Pembina's ownership interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions. No adjustments are made to goodwill and no gain or loss is recognized in earnings.
iii) Joint Arrangements
Joint arrangements represent activities where Pembina has joint control established by a contractual agreement. Joint control requires unanimous consent for the relevant financial and operational decisions. A joint arrangement is either a joint operation, whereby the parties have rights to the assets and obligations for the liabilities, or a joint venture, whereby the parties have rights to the net assets.
For a joint operation, the consolidated financial statements include Pembina's proportionate share of the assets, liabilities, revenues, expenses and cash flows of the arrangement with items of a similar nature on a line-by-line basis, from the date that joint control commences until the date that joint control ceases.
Joint ventures are accounted for using the equity method of accounting and are initially recognized at cost, or fair value if acquired as part of a business combination. Joint ventures are adjusted thereafter for the post-acquisition change in the Company's share of the equity accounted investment's net assets. Pembina's consolidated financial statements include its share of the equity accounted investment's profit or loss and other comprehensive income, or income equal to preferred distributions for certain preferred share interests in equity accounted investees, until the date that joint control ceases. When Pembina's share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that Pembina has an obligation or has made payments on behalf of the investee. Distributions from and contributions to investments in equity accounted investees are recognized when received or paid.
Acquisition of an incremental ownership in a joint arrangement where Pembina maintains joint control is recorded at cost or fair value if acquired as part of a business combination. Where Pembina has a partial disposal, including a deemed disposal, of a joint arrangement and maintains joint control, the resulting gains or losses are recorded in earnings at the time of disposal.
iv) Transactions Eliminated on Consolidation
Balances and transactions, and any revenue and expenses arising from transaction with or between subsidiaries are eliminated in preparing the consolidated financial statements. Gains arising from transactions with investments in equity accounted investees are eliminated against the investment to the extent of Pembina's interest in the investee. Losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
v) Foreign Currency
Transactions in foreign currencies are translated to Pembina's functional currency at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to Pembina's functional currency at the exchange rate at that date, with exchange differences recognized in earnings.
Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.
The assets and liabilities of subsidiaries, and investments in equity accounted investees, whose functional currencies are other than Canadian dollars are translated into Canadian dollars at the foreign exchange rate at the balance sheet date, while revenues and expenses of such subsidiaries are translated using average monthly foreign exchange rates, which approximate the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation of subsidiaries and investments in equity accounted investees with a functional currency other than the Canadian dollar are included in other comprehensive income.
Cash and Cash Equivalents	Cash and Cash EquivalentsCash and cash equivalents comprise cash balances, call deposits and short-term investments with original maturities of ninety days or less, and are used by Pembina in the management of its short-term commitments.
Inventories	InventoriesInventories are measured at the lower of cost and net realizable value and consist primarily of crude oil, natural gas liquids ("NGL") and spare parts. The cost of inventories is determined using the weighted average costing method and includes direct purchase costs and when applicable, costs of production, extraction, fractionation, and transportation. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling costs. All changes in the value of inventories are reflected in earnings.
Financial Instruments	Financial Instruments
Financial assets and liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, Pembina has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
i) Non-Derivative Financial Assets
Pembina initially recognizes loans, receivables, advances to related parties and deposits on the date that they are originated. All other financial assets are recognized on the trade date at which Pembina becomes a party to the contractual provisions of the instrument.
Pembina derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by Pembina is recognized as a separate asset or liability. On derecognition, the difference between the carrying amount of the financial asset and the consideration received is recognized in earnings.
Pembina classifies non-derivative financial assets into the following categories:
Financial Assets at Amortized Cost
A financial asset is classified in this category if the asset is held within a business model whose objective is to collect contractual cash flows on specified dates that are solely payments of principal and interest. At initial recognition, financial assets at amortized cost are recognized at fair value plus directly attributable transaction costs. Subsequent to initial recognition, these financial assets are recorded at amortized cost using the effective interest method less any impairment loss allowances.
Financial Assets at Fair Value Through Other Comprehensive Income
A financial asset is classified in this category if the asset is held within a business model whose objective is met by both collecting contractual cash flows and selling financial assets. Pembina did not have any financial assets classified as fair value through other comprehensive income during the years covered in these financial statements.
Financial Assets at Fair Value Through Earnings
A financial asset is classified in this category if it is not classified as a financial asset at amortized cost or a financial asset at fair value through other comprehensive income, or it is an equity instrument designated as such on initial recognition. At initial recognition, and subsequently, these financial assets are recognized at fair value.
ii) Non-Derivative Financial Liabilities
Pembina initially recognizes financial liabilities on the trade date at which Pembina becomes a party to the contractual provisions of the instrument.
Non-derivative financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.
Pembina derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. On derecognition, the difference between the carrying value of the liability and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in earnings.
Pembina records a modification or exchange of an existing liability as a derecognition of the financial liability if the terms are substantially different, resulting in a difference of more than 10 percent when comparing the present value of the remaining cash flows of the existing liability to the present value of the discounted cash flows under the new terms using the original effective interest rate.
If a modification to an existing liability causes a revision to the estimated payments of the liability but is not treated as a derecognition, Pembina adjusts the gross carrying amount of the liability to the present value of the estimated contractual cash flows using the instrument’s original effective interest rate, with the difference recorded in earnings.
Pembina's non-derivative financial liabilities are comprised of the following: bank overdrafts, trade payables and accrued liabilities, taxes payable, dividends payable, loans and borrowings, lease liabilities and other liabilities.
Bank overdrafts that are repayable on demand and form an integral part of Pembina's cash management are included as a component of cash and cash equivalents for the purpose of the consolidated statements of cash flows.
iii) Common Share Capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.
iv) Preferred Share Capital
Preferred shares are classified as equity because they bear discretionary dividends and do not contain any obligations to deliver cash or other financial assets. Discretionary dividends are recognized as equity distributions on approval by Pembina's Board of Directors. Incremental costs directly attributable to the issue of preferred shares are recognized as a deduction from equity, net of any tax effects.
v) Derivative Financial Instruments and Hedge Accounting
Pembina holds derivative financial instruments to manage its interest rate, commodity, power costs and foreign exchange risk exposures. Derivatives are recognized initially at fair value. Subsequent to initial recognition, derivatives are measured at fair value with changes recognized immediately in earnings, unless hedge accounting is applied.
Pembina applies hedge accounting to certain financial instruments that qualify for and are designated for hedge accounting treatment. At inception of a designated hedging relationship, formal documentation is prepared and includes the risk management objective and strategy for undertaking the hedge, identification of the hedged item and the hedging instrument, the nature of the risk being hedged and how Pembina will assess the hedging instrument's effectiveness in offsetting the exposure to changes in the hedged item.
For derivatives that are designated and qualified cash flow hedges, the effective portion of changes in fair value is accumulated in other comprehensive income. The amount accumulated is reclassified to earnings in the same period or periods during which the hedged expected future cash flows occur. Any ineffective portion of changes in fair value of hedges are recorded in earnings.
For non-derivative financial liabilities designated as hedging instruments in a hedge of the net investment in foreign operations, the effective portion of foreign exchange gains and losses arising on translation of the financial liability is recognized in other comprehensive income. Any ineffective portion of the foreign exchange gains and losses arising from the translation of the financial liability is recognized immediately in earnings. The amount accumulated in other comprehensive income is reclassified to earnings on disposal of the foreign operation.
Hedge accounting is discontinued prospectively when the hedging relationship no longer qualifies for hedge accounting or the hedging instrument is sold or terminated.
Property, Plant and Equipment	Property, Plant and Equipment
i) Recognition and Measurement
Items of property, plant and equipment are measured initially at cost, unless they are acquired as part of a business combination in which case they are initially measured at fair value. Thereafter, property, plant and equipment are recorded net of accumulated depreciation and accumulated impairment losses.
Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, estimated decommissioning provisions and borrowing costs on qualifying assets.
Cost may also include any gain or loss realized on foreign currency transactions directly attributable to the purchase or construction of property, plant and equipment. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate components of property, plant and equipment.
The gain or loss on disposal of an item of property, plant and equipment is determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and is recognized in earnings.
ii) Subsequent Costs
The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to Pembina, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized and recorded as depreciation expense. The cost of maintenance and repair expenses of the property, plant and equipment are recognized in earnings as incurred.
iii) Depreciation
Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of the asset, that component is depreciated separately. Land and linefill are not depreciated.
Depreciation is recognized in earnings over an asset's useful life on a straight line or declining balance basis, which most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. An asset's useful life is determined as the lower of its physical life and economic life. Depreciation commences once an asset is available for use.
Depreciation methods, useful lives and residual values are reviewed annually and adjusted if appropriate.

Intangible Assets	Intangible Assets
i) Goodwill
Goodwill that arises upon acquisitions is included in intangible assets and goodwill. See Note 5(a)(i) for the policy on measurement of goodwill at initial recognition.
Subsequent Measurement
Goodwill is measured at cost less accumulated impairment losses.
In respect of investments in equity accounted investees, goodwill is included in the carrying amount of the investment, and an impairment loss on such an investment is allocated to the investment and not to any asset, including goodwill, that forms the carrying amount of the investment in equity accounted investee.
ii) Other Intangible Assets
Other intangible assets acquired individually by Pembina are initially recognized and measured at cost, unless they are acquired as part of a business combination in which case they are initially measured at fair value. Thereafter, intangible assets with finite useful lives are recorded net of accumulated amortization and accumulated impairment losses.
iii) Subsequent Expenditures
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in earnings as incurred.
iv) Amortization
Amortization is based on the cost of an asset less its residual value.
Amortization is recognized in earnings over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. Amortization is included in cost of sales and general and administrative expense.
Amortization methods, useful lives and residual values are reviewed annually and adjusted if appropriate.

Leases	Leases
A specific asset is the subject of a lease if the contract conveys the right to control the use of that identified asset for a period of time in exchange for consideration. This determination is made at inception of a contract, and is reassessed when the terms and conditions of the contract are amended.
At inception or on reassessment of a contract that contains a lease component, Pembina allocates contract consideration to the lease and non-lease components on the basis of their relative stand-alone prices. The consideration allocated to the lease components is recognized in accordance with the policies for lessee and lessor leases, as described below. The consideration allocated to non-lease components is recognized in accordance with its nature.
i) Lessee
Leased assets are recognized as right-of-use assets, with corresponding lease liabilities recognized on the statement of financial position at the lease commencement date.
Right-of-use assets are initially recognized at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset and restore the site of an underlying asset to the condition required by the terms of the lease, less any lease incentives received. Right-of-use assets recognized as a result of business combination are initially measured in the same manner, plus an adjustment to reflect favourable or unfavourable lease terms compared to market terms. Right-of-use assets are subsequently measured at cost less any accumulated depreciation and accumulated impairment losses, adjusted for remeasurements of the lease liability. The right-of-use asset is depreciated over the lesser of the asset's useful life and the lease term on a straight-line basis.
The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease if readily determinable, or at a rate Pembina would be required to pay to borrow over a similar term with a similar security to obtain an asset of a similar value to the right-of-use asset. Lease payments in an optional renewal period are included in the lease liability if Pembina is reasonably certain to exercise such option. The lease liability is subsequently increased by interest expense on the lease liability and decreased by lease payments made. Interest expense is recorded in earnings at an amount that represents a constant periodic rate of interest on the remaining balance of the lease liability.
The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimated guaranteed residual value to be paid, or a change in the assessment of whether a purchase option, extension option or termination option is reasonably certain to be exercised. A corresponding adjustment is made to the right of use asset when a liability is remeasured, or the adjustment is recorded in earnings if the right of use asset has been reduced to zero.
Pembina has elected to apply the recognition exemptions for short-term and low value leases. Pembina recognizes lease payments associated with these leases as an expense on a straight-line basis over the lease term.
ii) Lessor
Lessor leases are classified as either operating leases or finance leases according to the substance of the contract. Leases transferring substantially all of the risks incidental to asset ownership are classified as finance leases, while all other leases are classified as operating leases. Subleases are classified as either operating or finance leases in reference to the right-of-use asset arising from the head lease.
Assets under finance lease are recognized in finance lease receivables at the value of the net investment in the lease. The net investment in the lease is measured at the net present value of the future lease payments and the unguaranteed residual values of the underlying assets, discounted using the interest rate implicit in the lease. Finance income is recognized over the lease term in a pattern reflecting a consistent rate of return on the finance lease receivable. Finance lease income generated from physical assets in the normal course of operations is recorded as a component of revenue. All other finance lease income is recorded in net finance costs.
Lease payments from operating leases are recognized in revenue on either a straight-line basis or a systematic basis representative of the pattern of economic benefit transfer.

Impairment	Impairment
i) Non-Derivative Financial Assets
Impairment of financial assets carried at amortized cost is assessed using the lifetime expected credit loss of the financial asset at initial recognition and throughout the life of the financial asset, except where credit risk has not increased significantly since initial recognition, in which case impairment is assessed at the 12 month expected credit loss of the financial asset at the reporting date.
Impairment losses are recognized in earnings and reflected as a reduction in the related financial asset.
ii) Non-Financial Assets
The carrying amounts of Pembina's non-financial assets, other than: inventory, assets arising from employee benefits and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
For goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, the recoverable amount is estimated annually in connection with the annual goodwill impairment test.
For the purpose of impairment testing, assets that cannot be tested individually are grouped together into CGUs, the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets. CGUs may incorporate integrated assets from multiple operating segments. For the purpose of goodwill impairment testing, CGUs are aggregated to the operating segment level, which reflects the lowest level at which goodwill is monitored for management purposes. Goodwill acquired in a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
An impairment loss is recognized if the carrying amount of an asset, CGU or group of CGUs exceeds its estimated recoverable amount.
The recoverable amount of an asset, CGU or group of CGUs is the greater of its value in use and its fair value less costs of disposal. In assessing the recoverable amount, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, CGU or group of CGUs.
Pembina's corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset has been allocated.
Impairment losses are recognized in earnings. Impairment losses recognized in respect of a CGU (group of CGUs) are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
Goodwill that forms part of the carrying amount of an investment in an equity accounted investee is not recognized separately, and therefore is not tested for impairment separately. Instead, the entire amount of the investment is tested for impairment as a single asset when there is objective evidence that the equity accounted investee may be impaired, unless the equity accounted investee does not generate cash flows that are largely independent of those from other assets of the entity in which case it is combined in a CGU with the related assets.
Employee Benefits	Employee Benefits
i) Defined Contribution Plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in earnings in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
ii) Defined Benefit Pension Plans
A defined benefit pension plan is a post-employment benefit plan other than a defined contribution plan. Pembina's net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounted to determine its present value, less the fair value of any plan assets. The discount rate used to determine the present value is established by referencing market yields on high-quality corporate bonds on the measurement date with cash flows that match the timing and amount of expected benefits.
The calculation is performed, at a minimum, every three years by a qualified actuary using the actuarial cost method. When the calculation results in a benefit to Pembina, the recognized asset is limited to the present value of economic benefits available in the form of future expenses payable from the plan, any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in Pembina. An economic benefit is available to Pembina if it is realizable during the life of the plan or on settlement of the plan liabilities.
When the benefits of a plan are improved, the portion of the increased benefit relating to past service by employees is recognized in earnings immediately.
Pembina recognizes all actuarial gains and losses arising from defined benefit plans in other comprehensive income and expenses related to defined benefit plans in earnings.
Pembina recognizes gains or losses on the termination or settlement of a defined benefit plan when the termination or settlement occurs. The gain or loss on termination comprises any resulting change in the fair value of plan assets, change in the present value of defined benefit obligation and any related actuarial gains or losses and past service cost that had not previously been recognized.
iii) Short-Term Employee Benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.
A liability is recognized for the amount expected to be paid if Pembina has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
iv) Share-Based Payment Transactions
For equity settled share-based payment plans, the fair value of the share-based payment at grant date is recognized as an expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service conditions at the vesting date.
For cash settled share-based payment plans, the fair value of the amount payable to employees is recognized as an expense with a corresponding increase in liabilities, over the period that the employees unconditionally become entitled to payment. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as an expense in earnings.

Provisions	ProvisionsA provision is recognized if, as a result of a past event, Pembina has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic resources will be required to settle the obligation. Provisions are measured at each reporting date based on the best estimate of the settlement amount. Where the effect of the time value of money is material, provisions are discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount rate is recognized as accretion in finance costs.
Decommissioning Provision	Decommissioning Provision
Pembina's activities give rise to certain dismantling, decommissioning, environmental reclamation and remediation obligations at the end of an asset's economic life. A provision is made for the estimated cost of site restoration and capitalized as part of the cost of the underlying asset to which the provision relates.
Decommissioning obligations are measured at the present value, based on a credit-adjusted risk-free rate, of management's best estimate of what is reasonably expected to be incurred to settle the obligation at the end of an asset's economic life. Subsequent to the initial measurement, the obligation is adjusted at the end of each period to reflect the passage of time, changes in the credit-adjusted risk-free rate and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as accretion in finance costs whereas increases or decreases due to changes in the estimated future cash flows or credit adjusted risk-free rate are added to or deducted from the cost of the related asset.
Decommissioning obligations assumed in a business combination are initially recorded at fair value and remeasured using a credit-adjusted risk-free rate subsequent to acquisition. This remeasurement is added to or deducted from the cost of the related asset.

Revenue	Revenue
i) Take-or-Pay
Pembina provides transportation, gas processing, fractionation, terminalling, and storage services under take-or-pay contracts. In a take-or-pay contract, Pembina is entitled to a minimum fee for the firm service promised to a customer over the contract period, regardless of actual volumes transported, processed, terminalled, or stored. This minimum fee can be represented as a set fee for an annual minimum volume, or an annual minimum revenue requirement. In addition, these contracts may include variable consideration for operating costs that are flow through to the customer.
Pembina satisfies its performance obligations and recognizes revenue for services under take-or-pay commitments when volumes are transported, processed, terminalled, or stored. Make-up rights may arise when a customer does not fulfill their minimum volume commitment in a certain period, but is allowed to use the delivery of past or future volumes to meet this commitment. These make-up rights are subject to expiry and have varying conditions associated with them. When contract terms allow a customer to exercise their make-up rights using firm volume commitments, revenue is not recognized until these make-up rights are used, expire, or management determines that it is remote that they will be utilized. If Pembina bills a customer for unused service in an earlier period and the customer utilizes available make-up rights, Pembina records a refund liability for the amount to be returned to the customer through an annual adjustment process. For contracts where no make-up rights exist, revenue is recognized to take-or-pay levels once Pembina has an enforceable right to payment for the take-or-pay volumes. Make-up rights generally expire within a contract year, and a majority of the related contract years follow the calendar year.
When customers are transporting, processing, terminalling, or storing volumes below their take-or-pay commitments early in a contract year, and the customer has the right to exercise make up rights against future firm volume commitments, the timing of revenue recognition may not be even throughout the year. Where Pembina has a right to invoice to take-or-pay levels throughout the contract year, revenue is deferred and a contract liability is recorded for the volumes invoiced that were not utilized by the customer. Once the customer has used its make-up rights or it is determined to be remote that a customer will use them, the previously deferred revenue is recognized. In these instances, there will be a deferral of revenue in early quarters of the year, with subsequent recognition occurring in later quarters although there is no impact on cash flows.
For certain arrangements where the customer does not have make-up rights, where the make-up rights have been determined to be insignificant, and for cost of service agreements, revenue is recognized using the practical expedient to recognize revenue in an amount equal to Pembina's right to invoice. For these arrangements, the consideration Pembina is entitled to invoice in each period is representative of the value provided to the customer.
When up-front payments or non-cash consideration is received in exchange for future services to be performed, revenue is deferred as a contract liability and recognized over the period the performance obligation is expected to be satisfied. Non-cash consideration is measured at the fair value of the non-cash consideration received.
ii) Fee-for-Service
Fee-for-service revenue includes firm contracted revenue that is not subject to take-or-pay commitments and interruptible revenue. Pembina satisfies its performance obligations for transportation, gas processing, fractionation, terminalling, and storage as volumes of product are transported, processed, or stored. Revenue is based on a contracted fee and consideration is variable with respect to volumes. Payment is due in the month following Pembina's provision of service.
iii) Product Sales
Pembina satisfies its performance obligation on product sales at the time legal title to the product is transferred to the customer. Certain commodity buy/sell arrangements where control of the product has not transferred to Pembina are recognized on a net basis in revenue.
For product sales, revenue is recognized using the practical expedient to recognize revenue in an amount equal to Pembina's right to invoice as the consideration Pembina is entitled to invoice in each period is representative of the value provided to the customer.

Government Grants	Government GrantsGovernment grants are recognized in earnings as other income on a systematic basis over the periods in which Pembina recognizes expenses for the related costs for which the grant is intended to compensate. Government grants are recognized only when there is reasonable assurance that Pembina will comply with the conditions attached to the grant, and the grant will be received. Government grants received during 2020 associated with the Canadian Emergency Wage Subsidy ("CEWS") were recognized in other income.
Finance Income and Finance Costs	Finance Income and Finance Costs
Finance income comprises interest income on funds deposited and invested, finance lease receivables, advances to related parties, gains on non-commodity-related derivatives measured at fair value through earnings and foreign exchange gains. Interest income is recognized as it accrues in earnings, using the effective interest rate method.
Finance costs comprise interest expense on loans and borrowings and lease liabilities, accretion on provisions, losses on disposal of available for sale financial assets, losses on non-commodity-related derivatives and foreign exchange losses.
Borrowing costs that are not directly attributable to the acquisition or construction of a qualifying asset are recognized in earnings using the effective interest rate method.

Income Tax	Income Tax
Income tax expense comprises current and deferred tax. Current and deferred taxes are recognized in earnings except to the extent that they relate to a business combination, or items are recognized directly in equity or in other comprehensive income.
Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable earnings;
•temporary differences relating to investments in subsidiaries and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future; and
•taxable temporary differences arising on the initial recognition of goodwill.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which Pembina expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset, and they relate to income taxes levied by the same taxation authority on either: i) the same taxable entity; or ii) different tax entities where the intent is to settle current tax liabilities and assets on a net basis, or where tax liabilities and assets will be realized simultaneously in each future period.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
In determining the amount of current and deferred tax, Pembina takes into account income tax exposures and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes Pembina to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Earnings Per Common Share	Earnings Per Common Share
Pembina presents basic and diluted earnings per common share ("EPS") data for its common shares. Basic EPS is calculated by dividing the earnings attributable to common shareholders of Pembina by the weighted average number of common shares outstanding during the period. To calculate earnings attributable to common shareholders, earnings are adjusted for accumulated preferred dividends. Diluted EPS is determined by adjusting the earnings attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all potentially dilutive common shares, which comprise share options granted to employees. Only outstanding share options that will have a dilutive effect are included in fully diluted calculations.
The dilutive effect of share options is determined whereby outstanding share options at the end of the period are assumed to have been converted at the beginning of the period or at the time issued if issued during the year. Amounts charged to earnings relating to the outstanding share options are added back to earnings for the diluted calculations. The shares issued upon conversion are included in the denominator of per share basic calculations for the date of issue.

Segment Reporting	Segment ReportingAn operating segment is a component of Pembina that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company's other components. All operating segments' operating results are reviewed regularly by Pembina's Chief Executive Officer ("CEO"), Chief Financial Officer ("CFO") and other Senior Vice Presidents ("SVPs") to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.Segment results that are reported to the CEO, CFO and other SVPs include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.
New Standards and Interpretations Not Yet Adopted	New Standards and Interpretations Not Yet Adopted
The International Accounting Standards Board have issued a standard and amendments to existing standards that are effective for periods on or after January 1, 2021, with early application permitted. Assessment of the impacts of these standards is ongoing, however, no material impacts on Pembina's Consolidated Financial Statements have been identified.
•Interbank Offered Rates ("IBOR") Reform - Phase 2 (Amendments to IFRS 9, IFRS 7, and IFRS 16);
•Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16);
•Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37);
•Updating a Reference to the Conceptual Framework (Amendments to IFRS 3);
•Annual Improvements to IFRS Standards 2018-2020;
•Classification of Liabilities as Current or Non-Current (Amendments to IAS 1); and
•IFRS 17: Insurance Contracts.

Determination of Fair Values	DETERMINATION OF FAIR VALUES
A number of Pembina's accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. When measuring fair value, Pembina uses observable market data to the extent possible. Fair value measurements are categorized into levels in a fair value hierarchy based on the degree to which inputs are observable and significant.
Level 1: Unadjusted quoted prices are available in active markets for identical assets or liabilities as the reporting date.
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs). Level 3 valuations use unobservable inputs, such as a financial forecast developed using the entity's own data for expected cash flows and risk adjusted discount rates, to measure fair value to the extent that relevant observable inputs are not available. The unobservable inputs reflect the assumptions that market participants would use when pricing the asset or liability, including assumptions about risk. In developing unobservable inputs, the entity's own data is used and adjusted for reasonably available information that would be used by other market participants.
Ongoing Impact of the COVID-19 Pandemic
Measuring fair values using significant unobservable inputs has become more challenging in the current environment, where events and conditions related to the COVID-19 pandemic are driving significant disruption of business operations and a significant increase in economic uncertainty. Management applied its judgment in determining the impact of the significant uncertainties created by these events and conditions on the assessed fair values of assets and liabilities in these consolidated financial statements.
Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.
i) Property, Plant and Equipment
The fair value of property, plant and equipment recognized as a result of a business combination or transferred from a customer is based on market values when available, income approach and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence.
When the recoverable value of an item of property, plant and equipment is estimated for impairment purposes, fair value is determined using comparable market transactions if available, or using a combination of internal and external estimates of the value that the assets could be sold for in an orderly manner.
ii) Equity Investments
When the recoverable value of the Company's equity investments is estimated for impairment purposes, fair value is determined using comparable market transactions if available, or using estimates of the discounted cash flows a market participant would expect to derive from the use and eventual sale of the investments.
iii) Intangible Assets
The fair value of intangible assets acquired in a business combination is determined by an active market value or using the multi-period excess earnings method, whereby the subject asset is valued after deducting a fair return on all other assets that are part of creating the related cash flows.
iv) Derivatives
Fair value of derivatives are estimated by reference to independent monthly forward prices, interest rate yield curves, and currency rates at the reporting dates.
Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the company, entity and counterparty when appropriate.
v) Non-Derivative Financial Assets and Liabilities
The fair value of non-derivative financial assets and liabilities is determined on initial recognition, on a recurring basis, or for disclosure purposes. Fair values of financial assets at amortized cost are calculated based on the present value of estimated future principal and interest cash flows, discounted at the market rate of interest at the reporting date. Fair values of financial assets held at fair value are calculated using a probability-weighted income approach based on current market expectations for future cash flows. For other financial liabilities where market rates are not readily available, a risk adjusted market rate is used which incorporates the nature of the instrument as well as the risk associated with the underlying cash payments.
vi) Decommissioning Provision
The fair value of decommissioning obligations assumed as part of a business combination are measured as the present value of management's best estimate of what is reasonably expected to be incurred to settle the obligation at the end of an asset's economic life. The obligation is discounted using a risk adjusted rate corresponding to the underlying assets to which the obligation relates.
vii) Share-Based Compensation Transactions
The fair value of employee share options is measured using the Black-Scholes formula on grant date. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behaviour), expected dividends, expected forfeitures and the risk-free interest rate (based on government bonds). Service and non-market performance conditions attached to the transactions are not taken into account in determining fair value.
The fair value of the long-term share unit award incentive plan and associated distribution units are measured based on the volume-weighted average price for 20 days ending at the reporting date of Pembina's shares.